Subsequent Events (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands								6 Months Ended
	Jul. 31, 2024 $ / shares shares	Jul. 11, 2024 USD ($) $ / shares shares	Jul. 21, 2023 shares	Jul. 19, 2023 shares	Mar. 03, 2023 shares	Feb. 10, 2023 shares	Dec. 08, 2022 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Nov. 01, 2019 shares	Dec. 31, 2013 $ / shares shares
Subsequent Events [Line Items]
Aggregate shares						375
Common stock shares par value (in Dollars per share) | $ / shares												$ 0.0000001
Share capital (in Dollars) | $		$ 3,000,000
Common stock shares authorized												2,000,000,000
Issuance of ordinary shares value (in Dollars) | ¥								¥ 264
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate shares				4,285,711,875
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of ordinary shares	1
Common stock shares authorized		4,110,811,111
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Common stock shares authorized		5,333,333,333
Issuance of ordinary shares value (in Dollars) | $		$ 5,625,000
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Common stock shares authorized		4,999,700,000
Subsequent Event [Member] | Board of Directors Chairman [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Extraordinary General Meeting [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Extraordinary General Meeting [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares		5,625
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0000001
Share capital (in Dollars) | $		$ 3,000,000
Common stock shares authorized		5,333,333,333
Common Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares authorized		888,888,889
Common Stock [Member] | Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Common stock shares authorized		10,000,000,000
Common Stock [Member] | Extraordinary General Meeting [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Number of ordinary shares		1
Common stock shares authorized		888,888,889
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares							375,000,000
Common stock shares par value (in Dollars per share) | ¥ / shares									¥ 0.0000001	¥ 0.0000001
Common stock shares authorized											325,773,972
Class A Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate shares				4,285,711,875	120,811,500			120,811,500
Issuance of ordinary shares value (in Dollars) | ¥
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares authorized		555,842,741
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares authorized		4,444,157,259
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Common stock shares authorized		5,000,000,000
Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Common stock shares authorized		4,444,157,259
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | ¥ / shares									0.0000001	0.0000001
Common stock shares authorized											619,938,058
Class B Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate shares
Issuance of ordinary shares value (in Dollars) | ¥
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares authorized		12,815
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares authorized		87,185
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Common stock shares authorized		100,000
Class B Ordinary Shares [Member] | Extraordinary General Meeting [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Common stock shares authorized		87,185
Class C Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares							75,000
Common stock shares par value (in Dollars per share) | ¥ / shares									¥ 0.0000001	¥ 0.0000001
Class C Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate shares			1,371,427					5,625,000
Issuance of ordinary shares value (in Dollars) | ¥
Class C Ordinary Shares [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock shares authorized		200,000
Class C Ordinary Shares [Member] | Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Events [Line Items]
Common stock shares authorized		200,000
Class C Ordinary Shares [Member] | Extraordinary General Meeting [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares		$ 0.0005625
Common stock shares authorized		200,000
American Depositary Receipts [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares par value (in Dollars per share) | $ / shares	$ 0.0005625
American Depositary Receipts [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares	5,625
Common stock shares par value (in Dollars per share) | $ / shares	$ 0.0000001